18 Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Schedule of trade and other payables

Current	2019 £’000	2018 £’000	2017 £’000
Trade payables	725	286	2,271
Other payables	13	–	1,141
Accruals	1,765	1,025	3,090
Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	2,503	1,311	6,502
Tax and social security	86	347	359
Deferred revenue and government grants	1,905	445	1,141
Total trade and other payables	4,494	2,103	8,002